FAIR VALUE MEASUREMENT (Assets and Liabilities Measured or Disclosed At Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets		$ 15,388
Liabilities
Total	$ 1,247
Contingent consideration
Liabilities
Derivative liabilities	1,247
Wealth management products
Assets
Cash equivalents		15,388
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets
Total assets		0
Liabilities
Total	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Contingent consideration
Liabilities
Derivative liabilities	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Wealth management products
Assets
Cash equivalents		0
Significant other observable inputs (Level 2) [Member]
Assets
Total assets		15,388
Liabilities
Total	0
Significant other observable inputs (Level 2) [Member] | Contingent consideration
Liabilities
Derivative liabilities	0
Significant other observable inputs (Level 2) [Member] | Wealth management products
Assets
Cash equivalents		15,388
Significant unobservable inputs (Level 3) [Member]
Assets
Total assets		0
Liabilities
Total	1,247
Significant unobservable inputs (Level 3) [Member] | Contingent consideration
Liabilities
Derivative liabilities	$ 1,247
Significant unobservable inputs (Level 3) [Member] | Wealth management products
Assets
Cash equivalents		$ 0